CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Redeemable Convertible Preferred Stocks	Previously Reported	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Redeemable Convertible Preferred Stocks	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Accumulated Deficit	Revision of Prior Period, Adjustment Accumulated Other Comprehensive Income	Revision of Prior Period, Adjustment Redeemable Convertible Preferred Stocks
Balance at beginning of period (in shares) at Dec. 31, 2018																76,817,224						(76,817,224)
Balance at beginning of period at Dec. 31, 2018																$ 278,062						$ (278,062)
Balance at end of period (in shares) at Dec. 31, 2019										0
Balance at end of period at Dec. 31, 2019										$ 0
Balance at beginning of period (in shares) at Dec. 31, 2018				260,406,343								60,166,667						200,239,676
Balance at beginning of period at Dec. 31, 2018		$ 186,240		$ 26	$ 284,779		$ (98,565)		$ 0		$ (91,822)	$ 1	$ 6,742	$ (98,565)	$ 0		$ 278,062	$ 25	$ 278,037	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]			6,671,998
Issuance of stock, net of issuance costs	[1]	60,305		$ 1	60,304
Issuance of stock for in-kind contribution (in shares)	[1]			5,953,515
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	58,000			58,000
Common stock issued for warrants exercised (in shares)	[1]			1,368,720
Common stock issued for warrants exercised	[1]	6,116			6,116
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]			(3,575,750)
Repurchase of Series B redeemable convertible preferred stock	[1]	$ (31,356)			(30,259)		(1,097)
Exercise of stock options (in shares)		1,266		1,266
Exercise of stock options		$ 1			1
Stock-based compensation		4,858			4,858
Net loss		(88,656)					(88,656)			$ 0
Balance at end of period (in shares) at Dec. 31, 2019				270,826,092
Balance at end of period at Dec. 31, 2019		$ 195,508	$ 0	$ 27	383,961	$ 162	(188,480)	$ (162)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201602Member
Balance at end of period (in shares) at Dec. 31, 2020										0
Balance at end of period at Dec. 31, 2020										$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	[1]			6,581,340
Issuance of stock, net of issuance costs	[1]	$ 56,250		$ 1	56,249
Issuance of stock for in-kind contribution (in shares)	[1]			9,443,353
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	91,999		$ 1	91,998
Common stock issued for warrants exercised (in shares)				23,006,891
Common stock issued for warrants exercised		265,463		$ 3	265,460
Business Combination and PIPE financing (in shares)				72,272,942
Business Combination and PIPE financing		$ 594,522		$ 7	594,515
Exercise of stock options (in shares)		8,716,423		8,716,423
Exercise of stock options		$ 9,863			9,863
Issuance of shares upon release of RSUs (in shares)				194,306
Stock-based compensation		137,991			137,991
Net loss		(370,866)					(370,866)			$ 0
Other comprehensive income		239							239
Balance at end of period (in shares) at Dec. 31, 2020				391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141	$ (828)	$ 39	1,540,037		(560,174)	$ (828)	239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201602Member
Balance at end of period (in shares) at Dec. 31, 2021										0
Balance at end of period at Dec. 31, 2021										$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)				14,213,498
Issuance of stock, net of issuance costs		$ 163,788		$ 1	163,787
Exercise of stock options (in shares)		3,472,267		3,472,267
Exercise of stock options		$ 4,572		$ 1	4,571
Issuance of shares upon release of RSUs (in shares)				2,523,328
Common stock issued for commitment shares (in shares)				407,743
Common stock issued for commitment shares		5,564			5,564
Common stock issued for investment in affiliates, net of common stock with embedded put right (in shares)				1,682,367
Common stock issued for investment in affiliates, net of common stock with embedded put right		19,139			19,139
Reclassification from mezzanine equity to equity after elimination of put right		5,532			5,532
Stock-based compensation		205,711			205,711
Net loss		(690,438)					(690,438)			$ 0
Other comprehensive income		(437)							(437)
Balance at end of period (in shares) at Dec. 31, 2021				413,340,550
Balance at end of period at Dec. 31, 2021		$ 693,572		$ 41	$ 1,944,341		$ (1,250,612)		$ (198)

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.